Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Supplemental Cash Flow Information
29.	Supplemental Cash Flow Information

A.	Investment activities with partial cash payments

	For the years ended December 31,
	2015	2016	2017
	NT$	NT$	NT$
Purchase of property, plant and equipment	14,009,988	15,247,544	11,738,083
(Decrease)/ increase in prepayment for equipment	(4,798)	21,754	(32,435)
Decrease/ (increase) in equipment payable, net	(838,740)	89,820	1,252,493
(Increase)/ decrease in notes payable of construction	699,900	—	—
Effect of foreign currency exchange	(10,919)	(63,997)	(25,486)

Cash payment for acquisition of property, plant, and equipment	13,855,431	15,295,121	12,932,655

B.	Reconciliation of liabilities arising from financing activities:

			Non-Cash Charges
	As of January 1, 2017	Cash flows	Foreign exchange movement	Fair Value Changes	Amortization of discount	Amortization of syndicated loans fee	As of December 31, 2017
	NT$	NT$	NT$	NT$	NT$	NT$	NT$
Long-term loans (include the current portion)	18,340,747	(2,413,112)	(89,221)	—	—	1,586	15,840,000
Short-term loans	2,741,250	912,080	(230,930)	—	—	—	3,422,400
Convertible bonds (include the current portion)	12,712,651	—	(987,093)	—	289,671	—	12,015,229
Refundable deposits	38,907	21,749	(157)	—	—	—	60,499

Total liabilities from financing activities	33,833,555	(1,479,283)	(1,307,401)	—	289,671	1,586	31,338,128

Financial liability at fair value through profit or loss	773,908	—	—	35,732	—	—	809,640

C.	Non-cash investing activities:

(1)	As mentioned in Note 10(C), as a result of the merger between ChipMOS Technologies Inc., and ChipMOS Technologies (Bermuda) Ltd., shareholders of ChipMOS Technologies (Bermuda) Ltd. received US$3.71 dollars in cash and 0.9355 share of American Depository Shares (“ADS”) in exchange for each share in ChipMOS Technologies (Bermuda) Ltd. Each ADS represents 20 new common shares issued by ChipMOS Technologies Inc.

For the year ended December 31, 2016
NT$
Available-for-sale financial assets, non-current
- ADS of ChipMOS Technologies Inc.	655,066
Available-for-sale financial assets, non-current
- ChipMOS Technologies (Bermuda) Ltd. :
Decrease in available-for-sale financial assets, non-current	(748,540)
Other income	(51,923)
Increase in other receivables	145,397

—

(2)	As mentioned in Note 11(C), Interconnect made a capital reduction in December 2015. The 39% interests in AAPM were distributed to the Company as capital return.

For the year ended December 31, 2015
NT$
Acquisition of investments accounted for using the equity method-AAPM	137,011
Disposal of Associate-Interconnect:
Decrease in difference on translation (Show as other equity item)	3,291
Decrease in deferred tax liabilities	674
Decrease in investments accounted for using the equity method	(1,409)
Gains on disposal of investments	(139,567)

—